Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—11.0%
Activision Blizzard, Inc.	4,072	$309
Alphabet, Inc. Class A(1)	1,422	2,016
Alphabet, Inc. Class C(1)	1,418	2,004
AT&T, Inc.	33,796	1,022
CenturyLink, Inc.	6,058	61
Charter Communications, Inc. Class A(1)	792	404
Comcast Corp. Class A	21,252	828
Discovery, Inc. Class A(1)	979	21
Discovery, Inc. Class C(1)	2,084	40
DISH Network Corp. Class A(1)	1,606	55
Electronic Arts, Inc.(1)	1,693	224
Facebook, Inc. Class A(1)	11,662	2,648
Fox Corp. Class A	2,178	58
Fox Corp. Class B	999	27
Interpublic Group of Cos., Inc. (The)	2,421	42
Live Nation Entertainment, Inc.(1)	872	39
Netflix, Inc.(1)	2,021	920
News Corp. Class A	2,431	29
News Corp. Class B	760	9
Omnicom Group, Inc.	1,338	73
Take-Two Interactive Software, Inc.(1)	678	95
T-Mobile US, Inc.(1)	2,338	243
Twitter, Inc.(1)	4,688	140
Verizon Communications, Inc.	19,096	1,053
ViacomCBS, Inc. Class B	3,281	76
Walt Disney Co. (The)	8,432	940
		13,376

Consumer Discretionary—11.1%
Advance Auto Parts, Inc.	345	49
Amazon.com, Inc.(1)	1,936	5,341
Aptiv plc	1,306	102
AutoZone, Inc.(1)	118	133
Best Buy Co., Inc.	1,135	99
Booking Holdings, Inc.(1)	211	336
BorgWarner, Inc.	1,048	37
CarMax, Inc.(1)	820	73
Carnival Corp.	2,409	40
Chipotle Mexican Grill, Inc.(1)	126	133
Darden Restaurants, Inc.	656	50
Dollar General Corp.	1,238	236
Dollar Tree, Inc.(1)	1,178	109
Domino’s Pizza, Inc.	188	69
eBay, Inc.	3,784	198
Expedia Group, Inc.	709	58
Ford Motor Co.	19,689	120
Gap, Inc. (The)	1,090	14
Garmin Ltd.	707	69
General Motors Co.	6,364	161
Genuine Parts Co.	729	63
H&R Block, Inc.	990	14
Hanesbrands, Inc.	1,837	21
Harley-Davidson, Inc.	780	19
Hasbro, Inc.	640	48
Hilton Worldwide Holdings, Inc.	1,421	104
Home Depot, Inc. (The)	5,449	1,365
Horton (D.R.), Inc.	1,666	92
Kohl’s Corp.	804	17
L Brands, Inc.	1,176	18
Las Vegas Sands Corp.	1,715	78
	Shares	Value

Consumer Discretionary—continued
Leggett & Platt, Inc.	657	$23
Lennar Corp. Class A	1,357	84
LKQ Corp.(1)	1,520	40
Lowe’s Cos., Inc.	3,806	514
Marriott International, Inc. Class A	1,389	119
McDonald’s Corp.	3,764	694
MGM Resorts International	2,620	44
Mohawk Industries, Inc.(1)	303	31
Newell Brands, Inc.	1,936	31
NIKE, Inc. Class B	6,268	615
Nordstrom, Inc.	538	8
Norwegian Cruise Line Holdings Ltd.(1)	1,302	21
NVR, Inc.(1)	17	55
O’Reilly Automotive, Inc.(1)	371	156
PulteGroup, Inc.	1,255	43
PVH Corp.	371	18
Ralph Lauren Corp.	255	18
Ross Stores, Inc.	1,840	157
Royal Caribbean Cruises Ltd.	881	44
Starbucks Corp.	5,870	432
Tapestry, Inc.	1,395	19
Target Corp.	2,496	299
Tiffany & Co.	531	65
TJX Cos., Inc. (The)	6,084	308
Tractor Supply Co.	583	77
Ulta Beauty, Inc.(1)	294	60
Under Armour, Inc. Class A(1)	949	9
Under Armour, Inc. Class C(1)	978	9
VF Corp.	1,656	101
Whirlpool Corp.	311	40
Wynn Resorts Ltd.	493	37
Yum! Brands, Inc.	1,509	131
		13,568

Consumer Staples—6.4%
Altria Group, Inc.	8,103	318
Archer-Daniels-Midland Co.	2,477	99
Brown-Forman Corp. Class B	814	52
Campbell Soup Co.	732	36
Church & Dwight Co., Inc.	1,064	82
Clorox Co. (The)	537	118
Coca-Cola Co. (The)	16,935	757
Colgate-Palmolive Co.	3,739	274
Conagra Brands, Inc.	2,135	75
Constellation Brands, Inc. Class A	738	129
Costco Wholesale Corp.	1,936	587
Coty, Inc. Class A	1,376	6
Estee Lauder Cos., Inc. (The) Class A	986	186
General Mills, Inc.	2,651	163
Hershey Co. (The)	653	85
Hormel Foods Corp.	1,215	59
J.M. Smucker Co. (The)	499	53
Kellogg Co.	1,085	72
Kimberly-Clark Corp.	1,487	210
Kraft Heinz Co.(The)	2,752	88
Kroger Co. (The)	3,518	119
Lamb Weston Holdings, Inc.	647	41
McCormick & Co., Inc.	538	97
Molson Coors Beverage Co. Class B	839	29
Mondelez International, Inc. Class A	6,292	322
Monster Beverage Corp.(1)	1,687	117
PepsiCo, Inc.	6,113	808
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Philip Morris International, Inc.	6,756	$473
Procter & Gamble Co. (The)	10,888	1,302
Sysco Corp.	2,263	124
Tyson Foods, Inc. Class A	1,325	79
Walgreens Boots Alliance, Inc.	3,338	141
Walmart, Inc.	6,154	737
		7,838

Energy—3.0%
Apache Corp.	1,866	25
Baker Hughes Co.	3,239	50
Cabot Oil & Gas Corp.	2,061	36
Chevron Corp.	9,311	831
Concho Resources, Inc.	1,029	53
ConocoPhillips	5,361	225
Devon Energy Corp.	1,962	22
Diamondback Energy, Inc.	820	34
EOG Resources, Inc.	2,968	150
Exxon Mobil Corp.	20,555	919
Halliburton Co.	4,506	59
Hess Corp.	1,329	69
HollyFrontier Corp.	758	22
Kinder Morgan, Inc.	9,429	143
Marathon Oil Corp.	4,061	25
Marathon Petroleum Corp.	3,249	122
National Oilwell Varco, Inc.	1,986	24
Noble Energy, Inc.	2,429	22
Occidental Petroleum Corp.	4,555	83
ONEOK, Inc.	2,058	69
Phillips 66	2,240	161
Pioneer Natural Resources Co.	845	83
Schlumberger Ltd.	7,013	129
TechnipFMC plc	2,093	14
Valero Energy Corp.	2,109	124
Williams Cos., Inc. (The)	6,007	114
		3,608

Financials—9.6%
Aflac, Inc.	3,235	117
Allstate Corp. (The)	1,431	139
American Express Co.	2,951	281
American International Group, Inc.	3,901	122
Ameriprise Financial, Inc.	554	83
Aon plc Class A	1,023	197
Assurant, Inc.	269	28
Bank of America Corp.	36,115	858
Bank of New York Mellon Corp. (The)	3,756	145
Berkley (W.R.) Corp.	644	37
Berkshire Hathaway, Inc. Class B(1)	8,686	1,551
BlackRock, Inc.	663	361
Capital One Financial Corp.	2,088	131
Cboe Global Markets, Inc.	485	45
Charles Schwab Corp. (The)	5,047	170
Chubb Ltd.	1,999	253
Cincinnati Financial Corp.	664	43
Citigroup, Inc.	9,816	502
Citizens Financial Group, Inc.	1,920	48
CME Group, Inc.	1,567	255
Comerica, Inc.	640	24
Discover Financial Services	1,388	70
E*TRADE Financial Corp.	997	50
	Shares	Value

Financials—continued
Everest Re Group Ltd.	181	$37
Fifth Third Bancorp	3,119	60
First Republic Bank	748	79
Franklin Resources, Inc.	1,214	25
Gallagher (Arthur J.) & Co.	822	80
Globe Life, Inc.	441	33
Goldman Sachs Group, Inc. (The)	1,409	278
Hartford Financial Services Group, Inc. (The)	1,591	61
Huntington Bancshares, Inc.	4,579	41
Intercontinental Exchange, Inc.	2,440	223
Invesco Ltd.	1,627	17
JPMorgan Chase & Co.	13,933	1,311
KeyCorp	4,373	53
Lincoln National Corp.	894	33
Loews Corp.	1,150	39
M&T Bank Corp.	584	61
MarketAxess Holdings, Inc.	166	83
Marsh & McLennan Cos., Inc.	2,220	238
MetLife, Inc.	3,457	126
Moody’s Corp.	713	196
Morgan Stanley	5,129	248
MSCI, Inc.	372	124
Nasdaq, Inc.	501	60
Northern Trust Corp.	938	74
People’s United Financial, Inc.	2,000	23
PNC Financial Services Group, Inc. (The)	1,945	205
Principal Financial Group, Inc.	1,141	47
Progressive Corp. (The)	2,541	204
Prudential Financial, Inc.	1,773	108
Raymond James Financial, Inc.	549	38
Regions Financial Corp.	4,305	48
S&P Global, Inc.	1,076	355
State Street Corp.	1,633	104
SVB Financial Group(1)	230	50
Synchrony Financial	2,494	55
T. Rowe Price Group, Inc.	1,020	126
Travelers Cos., Inc. (The)	1,149	131
Truist Financial Corp.	6,028	226
U.S. Bancorp	6,305	232
Unum Group	930	15
Wells Fargo & Co.	17,244	441
Willis Towers Watson plc	562	111
Zions Bancorp NA	751	26
		11,635

Health Care—13.6%
Abbott Laboratories	7,770	710
AbbVie, Inc.	7,701	756
ABIOMED, Inc.(1)	197	48
Agilent Technologies, Inc.	1,360	120
Alexion Pharmaceuticals, Inc.(1)	964	108
Align Technology, Inc.(1)	318	87
AmerisourceBergen Corp.	657	66
Amgen, Inc.	2,591	611
Anthem, Inc.	1,125	296
Baxter International, Inc.	2,236	193
Becton Dickinson and Co.	1,284	307
Biogen, Inc.(1)	796	213
Boston Scientific Corp.(1)	6,208	218
Bristol-Myers Squibb Co.	10,423	613
Cardinal Health, Inc.	1,293	68
Centene Corp.(1)	2,574	164

See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Cerner Corp.	1,385	$95
Cigna Corp.	1,668	313
Cooper Cos., Inc. (The)	219	62
CVS Health Corp.	5,789	376
Danaher Corp.	2,735	484
DaVita, Inc.(1)	394	31
DENTSPLY SIRONA, Inc.	981	43
DexCom, Inc.(1)	404	164
Edwards Lifesciences Corp.(1)	2,757	191
Eli Lilly and Co.	3,732	613
Gilead Sciences, Inc.	5,510	424
HCA Healthcare, Inc.	1,164	113
Henry Schein, Inc.(1)	640	37
Hologic, Inc.(1)	1,164	66
Humana, Inc.	583	226
IDEXX Laboratories, Inc.(1)	382	126
Illumina, Inc.(1)	639	237
Incyte Corp.(1)	783	81
Intuitive Surgical, Inc.(1)	511	291
IQVIA Holdings, Inc.(1)	794	113
Johnson & Johnson	11,557	1,625
Laboratory Corporation of America Holdings(1)	427	71
McKesson Corp.	713	109
Medtronic plc	5,870	538
Merck & Co., Inc.	11,265	871
Mettler-Toledo International, Inc.(1)	107	86
Mylan NV(1)	2,283	37
PerkinElmer, Inc.	487	48
Perrigo Co. plc	600	33
Pfizer, Inc.	24,442	799
Quest Diagnostics, Inc.	592	68
Regeneron Pharmaceuticals, Inc.(1)	435	271
ResMed, Inc.	631	121
STERIS plc	374	57
Stryker Corp.	1,419	256
Teleflex, Inc.	204	74
Thermo Fisher Scientific, Inc.	1,743	632
UnitedHealth Group, Inc.	4,218	1,244
Universal Health Services, Inc. Class B	355	33
Varian Medical Systems, Inc.(1)	402	49
Vertex Pharmaceuticals, Inc.(1)	1,129	328
Waters Corp.(1)	283	51
West Pharmaceutical Services, Inc.	320	73
Zimmer Biomet Holdings, Inc.	905	108
Zoetis, Inc.	2,109	289
		16,535

Industrials—7.4%
3M Co.	2,527	394
A.O. Smith Corp.	601	28
Alaska Air Group, Inc.	553	20
Allegion plc	414	42
American Airlines Group, Inc.	1,772	23
AMETEK, Inc.	1,014	91
Boeing Co. (The)	2,408	441
Carrier Global Corp.	3,580	80
Caterpillar, Inc.	2,474	313
Cintas Corp.	371	99
Copart, Inc.(1)	900	75
CSX Corp.	3,427	239
Cummins, Inc.	675	117
Deere & Co.	1,402	220
	Shares	Value

Industrials—continued
Delta Air Lines, Inc.	2,594	$73
Dover Corp.	642	62
Eaton Corp. plc	1,825	160
Emerson Electric Co.	2,678	166
Equifax, Inc.	534	92
Expeditors International of Washington, Inc.	742	56
Fastenal Co.	2,494	107
FedEx Corp.	1,056	148
Flowserve Corp.	592	17
Fortive Corp.	1,303	88
Fortune Brands Home & Security, Inc.	613	39
General Dynamics Corp.	1,024	153
General Electric Co.	38,976	266
Honeywell International, Inc.	3,162	457
Howmet Aerospace, Inc.	1,675	27
Hunt (JB) Transport Services, Inc.	375	45
Huntington Ingalls Industries, Inc.	180	31
IDEX Corp.	336	53
IHS Markit Ltd.	1,772	134
Illinois Tool Works, Inc.	1,283	224
Ingersoll Rand, Inc.(1)	1,546	44
Jacobs Engineering Group, Inc.	593	50
Johnson Controls International plc	3,397	116
Kansas City Southern	438	65
L3Harris Technologies, Inc.	978	166
Lockheed Martin Corp.	1,098	401
Masco Corp.	1,238	62
Nielsen Holdings plc	1,570	23
Norfolk Southern Corp.	1,154	203
Northrop Grumman Corp.	688	212
Old Dominion Freight Line, Inc.	420	71
Otis Worldwide Corp.	1,784	101
PACCAR, Inc.	1,516	113
Parker-Hannifin Corp.	567	104
Pentair plc	745	28
Quanta Services, Inc.	631	25
Raytheon Technologies Corp.	6,478	399
Republic Services, Inc.	934	77
Robert Half International, Inc.	524	28
Robinson (C.H.) Worldwide, Inc.	593	47
Rockwell Automation, Inc.	514	110
Rollins, Inc.	615	26
Roper Technologies, Inc.	456	177
Snap-on, Inc.	244	34
Southwest Airlines Co.	2,349	80
Stanley Black & Decker, Inc.	671	94
Textron, Inc.	1,022	34
Trane Technologies plc	1,063	95
TransDigm Group, Inc.	218	96
Union Pacific Corp.	3,041	514
United Airlines Holdings, Inc.(1)	1,148	40
United Parcel Service, Inc. Class B	3,025	336
United Rentals, Inc.(1)	337	50
Verisk Analytics, Inc.	717	122
W.W. Grainger, Inc.	191	60
Waste Management, Inc.	1,709	181
Westinghouse Air Brake Technologies Corp.	809	47
Xylem, Inc.	804	52
		9,063

Information Technology—28.3%
Accenture plc Class A	3,131	672

See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Adobe, Inc.(1)	2,358	$1,026
Advanced Micro Devices, Inc.(1)	5,658	298
Akamai Technologies, Inc.(1)	776	83
Alliance Data Systems Corp.	207	9
Amphenol Corp. Class A	1,454	139
Analog Devices, Inc.	1,790	220
ANSYS, Inc.(1)	413	121
Apple, Inc.	20,263	7,392
Applied Materials, Inc.	4,499	272
Arista Networks, Inc.(1)	267	56
Autodesk, Inc.(1)	1,057	253
Automatic Data Processing, Inc.	2,119	316
Broadcom, Inc.	1,929	609
Broadridge Financial Solutions, Inc.	554	70
Cadence Design Systems, Inc.(1)	1,351	130
CDW Corp.	718	83
Cisco Systems, Inc.	20,705	966
Citrix Systems, Inc.	551	82
Cognizant Technology Solutions Corp. Class A	2,709	154
Corning, Inc.	3,730	97
DXC Technology Co.	1,278	21
F5 Networks, Inc.(1)	298	42
Fidelity National Information Services, Inc.	2,982	400
Fiserv, Inc.(1)	2,776	271
FleetCor Technologies, Inc.(1)	425	107
FLIR Systems, Inc.	656	27
Fortinet, Inc.(1)	688	94
Gartner, Inc.(1)	438	53
Global Payments, Inc.	1,476	250
Hewlett Packard Enterprise Co.	6,318	61
HP, Inc.	7,217	126
Intel Corp.	21,002	1,257
International Business Machines Corp.	4,336	524
Intuit, Inc.	1,260	373
IPG Photonics Corp.(1)	174	28
Jack Henry & Associates, Inc.	372	68
Juniper Networks, Inc.	1,645	38
Keysight Technologies, Inc.(1)	904	91
KLA Corp.	771	150
Lam Research Corp.	708	229
Leidos Holdings, Inc.	654	61
Mastercard, Inc. Class A	4,358	1,289
Maxim Integrated Products, Inc.	1,307	79
Microchip Technology, Inc.	1,167	123
Micron Technology, Inc.(1)	5,363	276
Microsoft Corp.	36,839	7,497
Motorola Solutions, Inc.	841	118
NetApp, Inc.	1,120	50
NortonLifeLock, Inc.	2,787	55
NVIDIA Corp.	2,960	1,125
Oracle Corp.	10,428	576
Paychex, Inc.	1,548	117
Paycom Software, Inc.(1)	236	73
PayPal Holdings, Inc.(1)	5,678	989
Qorvo, Inc.(1)	567	63
QUALCOMM, Inc.	5,557	507
salesforce.com, Inc.(1)	4,261	798
Seagate Technology plc	1,123	54
ServiceNow, Inc.(1)	916	371
Skyworks Solutions, Inc.	829	106
Synopsys, Inc.(1)	727	142
TE Connectivity Ltd.	1,648	134
Texas Instruments, Inc.	4,569	580
	Shares	Value

Information Technology—continued
VeriSign, Inc.(1)	500	$103
Visa, Inc. Class A	8,387	1,620
Western Digital Corp.	1,483	65
Western Union Co. (The)	2,085	45
Xerox Holdings Corp.	926	14
Xilinx, Inc.	1,232	121
Zebra Technologies Corp. Class A(1)	265	68
		34,477

Materials—2.6%
Air Products and Chemicals, Inc.	1,069	258
Albemarle Corp.	519	40
Amcor plc	7,903	81
Avery Dennison Corp.	408	47
Ball Corp.	1,614	112
Celanese Corp.	595	51
CF Industries Holdings, Inc.	1,067	30
Corteva, Inc.	3,661	98
Dow, Inc.	3,625	148
DuPont de Nemours, Inc.	3,600	191
Eastman Chemical Co.	673	47
Ecolab, Inc.	1,213	241
FMC Corp.	636	63
Freeport-McMoRan, Inc.	7,263	84
International Flavors & Fragrances, Inc.	519	64
International Paper Co.	1,926	68
Linde plc	2,614	555
LyondellBasell Industries NV Class A	1,256	83
Martin Marietta Materials, Inc.	309	64
Mosaic Co. (The)	1,756	22
Newmont Corp.	4,069	251
Nucor Corp.	1,477	61
Packaging Corporation of America	470	47
PPG Industries, Inc.	1,154	122
Sealed Air Corp.	768	25
Sherwin-Williams Co. (The)	396	229
Vulcan Materials Co.	651	75
Westrock Co.	1,293	37
		3,194

Real Estate—2.6%
Alexandria Real Estate Equities, Inc.	528	86
American Tower Corp.	1,940	501
Apartment Investment and Management Co. Class A	665	25
AvalonBay Communities, Inc.	619	96
Boston Properties, Inc.	643	58
CBRE Group, Inc. Class A(1)	1,503	68
Crown Castle International Corp.	1,822	305
Digital Realty Trust, Inc.	1,135	161
Duke Realty Corp.	1,610	57
Equinix, Inc.	380	267
Equity Residential	1,540	91
Essex Property Trust, Inc.	295	68
Extra Space Storage, Inc.	570	53
Federal Realty Investment Trust	312	27
Healthpeak Properties, Inc.	2,158	59
Host Hotels & Resorts, Inc.	3,191	34
Iron Mountain, Inc.	1,261	33
Kimco Realty Corp.	1,898	24
Mid-America Apartment Communities, Inc.	504	58
Prologis, Inc.	3,259	304

See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Real Estate—continued
Public Storage	659	$126
Realty Income Corp.	1,480	88
Regency Centers Corp.	744	34
SBA Communications, Corp.	497	148
Simon Property Group, Inc.	1,399	96
SL Green Realty Corp.	371	18
UDR, Inc.	1,304	49
Ventas, Inc.	1,656	61
Vornado Realty Trust	707	27
Welltower, Inc.	1,772	92
Weyerhaeuser Co.	3,275	73
		3,187

Utilities—2.8%
AES Corp. (The)	2,967	43
Alliant Energy Corp.	1,060	51
Ameren Corp.	1,086	76
American Electric Power Co., Inc.	2,182	174
American Water Works Co., Inc.	791	102
Atmos Energy Corp.	528	53
CenterPoint Energy, Inc.	2,231	42
CMS Energy Corp.	1,253	73
Consolidated Edison, Inc.	1,453	104
Dominion Energy, Inc.	3,634	295
DTE Energy Co.	845	91
Duke Energy Corp.	3,228	258
Edison International	1,579	86
Entergy Corp.	882	83
Evergy, Inc.	1,012	60
Eversource Energy	1,415	118
Exelon Corp.	4,312	156
FirstEnergy Corp.	2,407	93
NextEra Energy, Inc.	2,146	515
NiSource, Inc.	1,657	38
NRG Energy, Inc.	1,131	37
Pinnacle West Capital Corp.	492	36
PPL Corp.	3,366	87
Public Service Enterprise Group, Inc.	2,241	110
Sempra Energy	1,248	146
Southern Co. (The)	4,631	240
	Shares	Value

Utilities—continued
WEC Energy Group, Inc.	1,389	$122
Xcel Energy, Inc.	2,310	144
		3,433

Total Common Stocks (Identified Cost $86,446)		119,914

Exchange-Traded Fund—1.0%
Invesco S&P 500 High Beta ETF(2)	31,477	1,259
Total Exchange-Traded Fund (Identified Cost $1,266)		1,259

Rights—0.0%
Communication Services—0.0%
T-Mobile US, Inc.(1)	2,338	—(3)
Total Rights (Identified Cost $—)		—(3)

Total Long-Term Investments—99.4% (Identified Cost $87,712)		121,173

TOTAL INVESTMENTS—99.4% (Identified Cost $87,712)		$121,173
Other assets and liabilities, net—0.6%		685
NET ASSETS—100.0%		$121,858

Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Amount is less than $500.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$119,914	$119,914
Rights	—(1)	—(1)
Exchange-Traded Fund	1,259	1,259
Total Investments	$121,173	$121,173

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.